Revenues - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 2,077,545	$ 707,021
Sales of products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,698,910	707,021
Services and non-recurring engineering and proof of concept contracts [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 378,635	$ 0